ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

10. ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

Account payable, accrued expenses and other liabilities consists of the following:

	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Accounts payable	1,396	605	443
Payroll payable	507	561	411
Payable to other services	29	33	24
Deposits	6	379	277
Others	147	100	73
Total	2,085	1,678	1,228